Financial and other investments - Schedule of financial assets (Details) - GBP (£) £ in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Non-current
FVOCI debt and other investments	£ 397	£ 407
FVTPL investments	483	452
Other non-current financial assets	880	859	£ 830
Current
FVTPL investments	3,084	1,764
Financial assets at amortised cost	615	841
Other current financial assets	3,699	2,605	£ 3,145	£ 2,342
Other financial assets	4,579	3,464
Investments in short-term money market funds
Current
Other financial assets	2,668	1,449
Investments held by National Grid Partners
Current
Other financial assets	375	346
Investments in Sunrun
Current
Other financial assets	108	106
Collateral
Current
Other financial assets	496	764
Insurance company fund investments
Current
Short term investments, restricted	466	734
Specific project
Current
Short term investments, restricted	24	25
Letter of credit
Current
Short term investments, restricted	6	5
Insurance company and non-qualified plan investments
Current
Other financial assets	578	490
Cash surrender value of life insurance policies
Current
Other financial assets	235	232
Other investments
Current
Other financial assets	£ 119	£ 77